Note 17 - Per Share Amounts - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Net income	$ 42,162	$ 22,658
Preferred share dividends paid	(988)	(988)
Net income available to common shareholders	$ 41,174	$ 21,670
Weighted average number of common shares outstanding (in shares)	26,273,739	27,425,479
Basic and diluted income per common share: (in CAD per share)	$ 1.57	$ 0.79